Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Profit for the year		$ 4,367,191		$ 867,871		$ 630,045
Adjustments for:
Depreciation and amortization		591,790		631,051		661,112
Income tax accruals less payments		578,285		66,561		(208,805)
Equity in earnings of non-consolidated companies		(400,732)		(57,555)		(60,967)
Interest accruals less payments		5,901		6,991		3,405
ICMS provision recovery, net of reversal of related asset		0		(186,010)		0
Changes in provisions		11,761		623		(1,544)
Changes in working capital	[1]	(2,617,789)		352,795		572,684
Net foreign exchange results and others		140,908		78,919		51,689
Net cash provided by operating activities		2,677,315		1,761,246		1,647,619
Cash flows from investing activities
Capital expenditures		(523,610)		(560,013)		(1,052,252)
Recovery/(Loans) to non-consolidated companies		0		0		24,480
Increase in other investments		(579,010)		(600,884)		(163,800)
Proceeds from the sale of property, plant and equipment		1,752		1,044		788
Dividends received from non-consolidated companies		56,275		0		0
Acquisition of non-controlling interest		(757)		(17,014)		(5,790)
Net cash used in investing activities		(1,045,350)		(1,176,867)		(1,196,574)
Cash flows from financing activities
Dividends paid in cash to company’s shareholders		(569,292)		0		(235,569)
Dividends paid in cash to non-controlling interests		0		0		(28,530)
Finance lease payments		(45,604)		(42,144)		(38,569)
Proceeds from borrowings		246,046		245,668		1,529,766
Repayments of borrowings		(485,526)		(709,778)		(1,377,605)
Net cash used in financing activities		(854,376)		(506,254)		(150,507)
Increase (Decrease) in cash and cash equivalents		777,589		78,125		300,538
Movement in cash and cash equivalents
Beginning of period		537,882	[2]	519,965	[2]	250,541
Effect of exchange rate changes and inflation adjustment		(38,866)		(60,208)		(31,114)
End of period	[2]	1,276,605		537,882		519,965
Non-cash transactions:
Acquisition of PP&E under lease contract agreements		13,758		6,101		21,963
Non-cash items impacting working capital		(12,500)		(18,000)		(70,000)
Restricted cash		58		54		69
Other deposits with maturity of more than three months		$ 1,357,484		$ 816,157		$ 215,273

[1]	The working capital is impacted by non-cash movement of $ (12.5) million as of December 31, 2021 ($(18.0) million and $(70.0) million as of December 31, 2020 and 2019, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	It includes restricted cash of $58, $54 and $69 as of December 31, 2021, 2020 and 2019, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,357,484, $816,157 and $215,273 as of December 31, 2021, 2020 and 2019, respectively.